Related Party Transactions - Schedule of Contingent Liability for Common Shares Issuable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Contingent liability for common shares issuable, beginning	$ 520,000	$ 1,220,000
Gain on contingent liability	(440,000)	(700,000)
Contingent liability for common shares issuable, ending	$ 80,000	$ 520,000